EAGLE FUNDS
                    250 NORTH ROCK ROAD, SUITE 150
                      WICHITA, KANSAS  67206-2241


                                   December 13, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4


Re:                Eagle Funds
     (File No. 333-88553) (CIK No. 0001096218)


Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form N-1A for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on December 6, 1999.




                                   Very truly yours,

                                   EAGLE FUNDS



                                   BY:   /s/ Robin K. Pinkerton
                                       ---------------------------
                                                PRESIDENT